Income Tax (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) legal_entity	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
IRS
Operating Loss Carryforwards [Line Items]
Revenue tax | $	$ 0	$ 0	$ 200,000
United Kingdom
Operating Loss Carryforwards [Line Items]
Number of legal entities	1
Norway
Operating Loss Carryforwards [Line Items]
Number of legal entities	1
Bermuda
Operating Loss Carryforwards [Line Items]
Number of legal entities	4
Isle of Man
Operating Loss Carryforwards [Line Items]
Number of legal entities	3
Marshall Islands
Operating Loss Carryforwards [Line Items]
Number of legal entities	13